Convertible Debentures (Details) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Total debt	$ 1,717,348	$ 5,017,045	$ 3,202,902
Less current portion			800,726
Long-term debt	$ 1,717,348	5,017,045	2,402,176
2014 Exchange Debentures [Member]
Debt Instrument [Line Items]
Total debt		2,489,760	1,915,200
2014 New Debentures [Member]
Debt Instrument [Line Items]
Total debt		2,316,685	1,287,702
Bridge Debenture [Member]
Debt Instrument [Line Items]
Total debt		$ 210,600